Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges, net of reclassification adjustment	$ 0	$ (1,877)	$ 1,877
Derivatives not designated as hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(40,062)	(60,271)	51,038
Derivatives not designated as hedges | Included in net foreign exchange gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(32,611)	(41,171)	45,143
Derivatives not designated as hedges | Included in net foreign exchange gains and losses | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(32,611)	(41,171)	45,143
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(7,451)	(19,100)	5,895
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | Futures contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	(9,952)	11,043
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | Insurance-linked securities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(2,341)	(4,381)	6,134
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | Total return swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(845)	0	0
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(5,131)	(5,230)	2,332
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | TBAs
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(510)	0	(13,614)
Derivatives not designated as hedges | Included in net realized and unrealized investment gains and losses | Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	1,376	463	0
Unrealized gain (loss) on investments
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges, net of reclassification adjustment	$ 0	$ (1,877)	$ 1,877